Loans to Third Parties (Details) - Schedule of loans to third parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans To Third Parties Abstract
Unsecured loan receivable from third parties	[1]		$ 300,000
Guaranteed loan receivable from media business	[2]	59,612,192	68,468,129
Loans to third parties, total		59,612,192	68,768,129
Less: Long term portion			(64,951,511)
Prepayments, deposits and other assets – current portion		$ 59,612,192	$ 3,816,618

[1]	As of December 31,2021, the loan to third party (Yuxia Xu) amounted to $300,000 with annual interest approximately 4.85% upon maturity, unsecured and due on March 7, 2022. The interest rate raised to 10% after March 7, 2021. Yuxia Xu was appointed CFO and Chief Operating Officer, with effect from May 1, 2022, so the loan balance as of December 31, 2022 was reclassified to due to related party.
[2]

Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $64,420,344 (RMB444,320,000) with expected annual returns over two years and coupon interest rate of 5%. The company collected $4,808,152 (RMB33,162,788) in fiscal year 2022. As of December 31, 2022, the outstanding balance was $59,612,192 (RMB 411,157,212).

On January 5, 2023, the Company, Kezhi, the guarantor and the guarantor’s senior management Mr. Su Haoqing, entered into a debt extinguish agreement. Pursuant to the agreement, Mr. Su Haoqing settled the remaining RMB $59,612,192 (RMB411,157,212) debt by rendering 20 antique art pieces. .The company is performing valuation for accounting recognition purposes by a third-party valuation company.